Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value - December 31, 2013	$ 204
Issuances		232
Fair value - March 31, 2014	415	204
Fair value - December 31, 2013	292
Change in fair value	(42)	60
Fair value - March 31, 2014	250	292
Tribute Warrant [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value - December 31, 2013	204
Issuances	99	334
Change in fair value	112	130
Fair value - March 31, 2014	$ 415	$ 204